REVENUE (Tables)	12 Months Ended
Oct. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents the company’s total revenue and segment revenue disaggregated by geographical region:

	Life Sciences and Applied Markets	Agilent CrossLab	Diagnostics and Genomics	Total
	(in millions)
Year Ended October 31, 2023:
Americas	$1,099	$634	$999	$2,732
Europe	851	417	486	1,754
Asia Pacific	1,560	517	270	2,347
Total	$3,510	$1,568	$1,755	$6,833

Year Ended October 31, 2022:
Americas	$1,109	$567	$1,006	$2,682
Europe	844	382	473	1,699
Asia Pacific	1,677	503	287	2,467
Total	$3,630	$1,452	$1,766	$6,848

Year Ended October 31, 2021:
Americas	$953	$510	$941	$2,404
Europe	842	378	468	1,688
Asia Pacific	1,509	472	246	2,227
Total	$3,304	$1,360	$1,655	$6,319

The following table presents the company’s total revenue disaggregated by end markets and by revenue type:

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Revenue by End Markets
Pharmaceutical and Biopharmaceutical	$2,433	2,515	$2,224
Chemicals and Advanced Materials	1,543	1,521	1,328
Diagnostics and Clinical	966	963	938
Food	628	617	601
Academia and Government	601	576	576
Environmental and Forensics	662	656	652
Total	$6,833	$6,848	$6,319

Revenue by Type
Instrumentation	$2,742	2,907	$2,657
Non-instrumentation and other	4,091	3,941	3,662
Total	$6,833	$6,848	$6,319

Contract with Customer, Asset and Liability
The following table provides information about contract liabilities (deferred revenue) and the significant changes in the balances during the years ended October 31, 2022 and 2023:

Contract Liabilities
(in millions)

Ending balance as of October 31, 2021	$519
Net revenue deferred in the period	437
Revenue recognized that was included in the contract liability balance at the beginning of the period	(372)
Change in deferrals from customer cash advances, net of revenue recognized	11
Currency translation and other adjustments	(38)
Ending balance as of October 31, 2022	$557
Net revenue deferred in the period	488
Revenue recognized that was included in the contract liability balance at the beginning of the period	(409)
Change in deferrals from customer cash advances, net of revenue recognized	(28)
Currency translation and other adjustments	8
Ending balance as of October 31, 2023	$616